UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08287

Cohen & Steers Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

	Number of Shares	Value
COMMON STOCK 94.6%
DIVERSIFIED 7.6%
Brookfield Properties Corp.	87,122	$1,380,012
Colonial Properties Trust	23,200	433,608
Land Securities Group PLC (United Kingdom) (a)	139,618	3,153,349
Unibail-Rodamco (France) (a)	28,700	5,806,878
Vornado Realty Trust	392,165	35,667,407
		46,441,254
HEALTH CARE 7.0%
HCP	233,330	9,363,533
Health Care REIT	172,353	9,174,350
Healthcare Realty Trust	56,100	1,635,315
Omega Healthcare Investors	329,838	6,484,615
Ventas	339,210	16,763,758
		43,421,571
HOTEL 6.1%
DiamondRock Hospitality Co.	337,820	3,074,162
Host Hotels & Resorts	1,591,226	21,147,393
Starwood Hotels & Resorts Worldwide	406,756	11,446,114
Sunstone Hotel Investors	133,282	1,799,307
		37,466,976
INDUSTRIAL 5.0%
AMB Property Corp.	71,300	3,229,890
Brixton PLC (United Kingdom) (a)	32,346	121,805
EastGroup Properties	118,400	5,747,136
ProLogis	522,182	21,550,451
		30,649,282
OFFICE 13.3%
BioMed Realty Trust	212,253	5,614,092
Boston Properties	320,172	29,987,309
Brandywine Realty Trust	107,300	1,720,019
Douglas Emmett	271,800	6,270,426

	Number
	of Shares	Value
Great Portland Estates PLC (United Kingdom)(a)	695,541	$4,206,036
Kilroy Realty Corp.	135,401	6,470,814
Liberty Property Trust	277,138	10,434,246
Mack-Cali Realty Corp.	304,000	10,296,480
SL Green Realty Corp.	110,379	7,152,559
		82,151,981
OFFICE/INDUSTRIAL 0.8%
PS Business Parks	85,100	4,901,760
RESIDENTIAL 14.2%
APARTMENT 12.7%
American Campus Communities	150,801	5,109,138
Apartment Investment & Management Co.	178,690	6,257,724
AvalonBay Communities	206,047	20,279,146
BRE Properties	150,400	7,369,600
Education Realty Trust	287,098	3,181,046
Equity Residential	618,657	27,474,557
Essex Property Trust	2,100	248,493
Home Properties	55,111	3,193,682
UDR	195,428	5,110,442
		78,223,828
MANUFACTURED HOME 1.5%
Equity Lifestyle Properties	182,200	9,662,066
TOTAL RESIDENTIAL		87,885,894
SELF STORAGE 7.6%
Public Storage	390,900	38,703,009
Sovran Self Storage	112,715	5,037,233
U-Store-It Trust	271,580	3,332,287
		47,072,529
SHOPPING CENTER 27.1%
COMMUNITY CENTER 10.7%
Acadia Realty Trust	202,300	5,114,144

	Number
	of Shares	Value
Developers Diversified Realty Corp.	225,764	$7,154,461
Federal Realty Investment Trust	235,000	20,116,000
Kimco Realty Corp.	223,700	8,263,478
Regency Centers Corp.	351,601	23,448,271
Urstadt Biddle Properties—Class A	80,577	1,510,819
		65,607,173
FREE STANDING 0.4%
National Retail Properties	106,900	2,560,255
REGIONAL MALL 16.0%
General Growth Properties	214,432	3,237,923
Macerich Co.	482,738	30,726,274
Simon Property Group	540,626	52,440,722
Taubman Centers	247,542	12,377,100
		98,782,019
TOTAL SHOPPING CENTER		166,949,447
SPECIALTY 5.9%
DuPont Fabros Technology	325,213	4,959,498
Entertainment Properties Trust	95,369	5,218,592
Plum Creek Timber Co.	321,451	16,027,547
Rayonier	218,000	10,322,300
		36,527,937
TOTAL COMMON STOCK (Identified cost—$492,694,695)		583,468,631
PREFERRED SECURITIES—$25 PAR VALUE 2.6%
DIVERSIFIED 0.5%
iStar Financial, 7.65%, Series G	43,617	215,904
Lexington Realty Trust, 7.55%, Series D	93,775	1,242,519
Vornado Realty Trust, 6.625%, Series I	100,000	1,650,000
		3,108,423
HEALTH CARE 0.3%
Omega Healthcare Investors, 8.375%, Series D	84,030	1,840,257

	Number
	of Shares	Value
HOTEL 0.1%
W2007 Grace Acquisition I, 9.00%, Series C(b)	101,200	$303,600
INDUSTRIAL
AMB Property Corp., 6.85%, Series P	4,175	74,983
MORTGAGE
Newcastle Investment Corp., 8.375%, Series D	2,746	18,892
SELF STORAGE 0.5%
Public Storage, 6.625%, Series M	165,000	2,887,500
SHOPPING CENTER—COMMUNITY CENTER 1.2%
Kimco Realty Corp., 7.75%, Series G	74,575	1,522,076
Regency Centers Corp., 7.45%, Series C	110,000	2,038,300
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(b)	7,370	683,568
Weingarten Realty Investors, 6.50%, Series F	180,000	3,240,000
		7,483,944
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$20,110,663)		15,717,599
SHORT-TERM INVESTMENTS 2.0%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.94%	10,200,000	10,200,000
Fidelity Institutional Money Market Treasury Only Fund, 0.93% (c)	2,300,000	2,300,000
		12,500,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$12,500,000)		12,500,000

		Value

TOTAL INVESTMENTS (Identified cost—$525,305,358)	99.2%	$611,686,230
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8%	5,164,742
NET ASSETS	100.0%	$616,850,972

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors. Aggregate fair value securities represent 2.2% of net assets.

(b)	Illiquid security. Aggregate holdings equal 0.2% of net assets of the fund.
(c)	Rate quoted represents the seven day yield of the Fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•        Level 1—quoted prices in active markets for identical investments

•        Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$611,686,230	$584,910,995	$26,775,235	$—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$1,397,250

Realized gain (loss)	(750,375)
Change in unrealized appreciation (depreciation)	1,112,625
Net purchases (sales)	(1,759,500)
Balance as of September 30, 2008	$—

Note 2. Income Tax Information

As of September 30, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$122,780,496
Gross unrealized depreciation	(36,399,624)
Net unrealized appreciation	$86,380,872

Cost for federal income tax purposes	$525,305,358

Item 2. Controls and Procedures

(a)     The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)     During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)     Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: November 26, 2008